UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment |_|; Amendment Number:
This amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           HealthCor Management, L.P.
Address:        Carnegie Hall Tower
                152 West 57th St., 43rd Floor
                New York, NY 10019

13 File Number: 28-11790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:           Steven J. Musumeci
Title:          Chief Operating Officer
Phone:          212-622-7872
Signature, Place and Date of Signing:

      /s/ Steven J. Musumeci         New York, NY            August 14, 2009

Report Type (Check only one.):
|X|  13F HOLDINGS REPORT.
|_|  13F NOTICE.
|_|  13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    2885838
                                           X($1000)

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D AFFYMAX INC COM                COMMON STOCK     00826A109    24881  1350000 SH       SOLE                1350000        0        0
D ALCON INC                      COMMON STOCK     H01301102    26127   225000 SH       SOLE                 225000        0        0
D ALEXION PHARMACEUTIC ALS INC C COMMON STOCK     015351109   102775  2500000 SH       SOLE                2500000        0        0
D ALIGN TECHNOLOGY INC  COM STK  COMMON STOCK     016255101    53000  5000000 SH       SOLE                5000000        0        0
D ALLERGAN INC  COM STK          COMMON STOCK     018490102   154635  3250000 SH       SOLE                3250000        0        0
D AMGEN INC  COM STK             COMMON STOCK     031162100    37058   700000 SH       SOLE                 700000        0        0
D BIOGEN IDEC INC                COMMON STOCK     09062X103   255323  5655000 SH       SOLE                5655000        0        0
D BIOMARIN PHARMACEUTI CAL INC C COMMON STOCK     09061G101    53074  3400000 SH       SOLE                3400000        0        0
D CELERA CORP COM STK            COMMON STOCK     15100E106    29718  3900000 SH       SOLE                3900000        0        0
D CHELSEA THERAPEUTICS INTL LTD  COMMON STOCK     163428105     8832  2092797 SH       SOLE                2092797        0        0
D CIGNA CORP  COM STK            COMMON STOCK     125509109    69457  2883223 SH       SOLE                2883223        0        0
D CORVEL CORP  COM STK           COMMON STOCK     221006109    26185  1150000 SH       SOLE                1150000        0        0
D COVIDIEN PLC  COM STK          COMMON STOCK     G2554F105   232128  6200000 SH       SOLE                6200000        0        0
D FOREST LABORATORIES INC. COM S COMMON STOCK     345838106   133083  5300000 SH       SOLE                5300000        0        0
D GEN-PROBE INC NEW  COM STK     COMMON STOCK     36866T103    92472  2150000 SH       SOLE                2150000        0        0
D GILEAD SCIENCES INC  COM STK   COMMON STOCK     375558103    21078   450000 SH       SOLE                 450000        0        0
D GIVEN IMAGING LTD  COM STK     COMMON STOCK     M52020100    24625  2500000 SH       SOLE                2500000        0        0
D HEALTHWAYS INC                 COMMON STOCK     422245100     3787   281531 SH       SOLE                 281531        0        0
D HEINZ H J CO  COM STK          COMMON STOCK     423074103    42840  1200000 SH       SOLE                1200000        0        0
D HILL-ROM HOLDINGS  COM STK     COMMON STOCK     431475102    76234  4700000 SH       SOLE                4700000        0        0
D HOLOGIC INC  COM STK           COMMON STOCK     436440101   263625 18500000 SH       SOLE               18500000        0        0
D JM SMUCKER CO  COM STK         COMMON STOCK     832696405    24330   500000 SH       SOLE                 500000        0        0
D LIFE TECHNOLOGIES CORPORATION  COMMON STOCK     53217V109   300384  7200000 SH       SOLE                7200000        0        0
D MAGELLAN HEALTH SERV ICES INC  COMMON STOCK     559079207   112409  3425000 SH       SOLE                3425000        0        0
D MEDNAX INC COM STK             COMMON STOCK     58502B106    31598   750000 SH       SOLE                 750000        0        0
D METTLER TOLEDO INTER NATIONAL  COMMON STOCK     592688105    10199   132200 SH       SOLE                 132200        0        0
D NEKTAR THERAPEUTICS SHS        COMMON STOCK     640268108    58644  9050000 SH       SOLE                9050000        0        0
D OMNICARE INC  COM STK          COMMON STOCK     681904108    85008  3300000 SH       SOLE                3300000        0        0
D PEPSICO INC  COM STK           COMMON STOCK     713448108    60456  1100000 SH       SOLE                1100000        0        0
D PERKINELMER INC  COM STK       COMMON STOCK     714046109    50830  2921241 SH       SOLE                2921241        0        0
D QUEST DIAGNOSTICS INC          COMMON STOCK     74834L100    45144   800000 SH       SOLE                 800000        0        0
D RTI BIOLOGICS   INC COM STK    COMMON STOCK     74975N105    16517  3850000 SH       SOLE                3850000        0        0
D SAVIENT PHARMACEUTIC ALS INC   COMMON STOCK     80517Q100    15213  1100000 SH       SOLE                1100000        0        0
D SERVICE CORP INTL  COM STK     COMMON STOCK     817565104    52608  9600000 SH       SOLE                9600000        0        0
D TRIMERIS INC  COM STK          COMMON STOCK     896263100     8916  4413657 SH       SOLE                4413657        0        0
D VALEANT PHARMACEUTIC ALS INTL  COMMON STOCK     91911X104   257200 10000000 SH       SOLE               10000000        0        0
D WELLPOINT INC                  COMMON STOCK     94973V107    25445   500000 SH       SOLE                 500000        0        0
S REPORT SUMMARY                 37 DATA RECORDS             2885838        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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